Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary Depreciation is recorded on a straight-line basis over the shorter of the lease term	Depreciation is recorded on a straight-line basis over the shorter of the lease term or the following estimated useful lives of the assets.

Years
Buildings and improvements	30 years
Leasehold improvements	5 years
Machinery and equipment	7 years
Software	3 - 5 years
Vehicles	5 years